Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and Cash Equivalents [Line Items]
Cash on hand	$ 60	$ 53
Cash in banks	50,137	80,287
Other demand deposits	1,530	1,260
Total cash	51,727	81,600
Short-term deposits, classified as cash equivalents	290,914	95,673
Short-term investments, classified as cash equivalents	287,797	337,396
Total cash equivalents	578,711	433,069
Total cash and cash equivalents	$ 630,438	$ 514,669	$ 527,259	$ 354,566